Operating Segment (Tables)	12 Months Ended
Dec. 31, 2011
Operating Segment (Tables) [Abstract]
Financial Information of Operating Segment

			Wealth,
			Brokerage
	Community	Wholesale	and		Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement	Other (1)	Company
2011
Net interest income (2)	$29,580	11,714	2,855	(1,386)	42,763
Provision (reversal of provision) for credit losses	8,001	(109)	170	(163)	7,899
Noninterest income	21,124	9,952	9,333	(2,224)	38,185
Noninterest expense	29,234	11,194	9,935	(970)	49,393
Income (loss) before income tax expense (benefit)	13,469	10,581	2,083	(2,477)	23,656
Income tax expense (benefit)	4,072	3,525	789	(941)	7,445
Net income (loss) before noncontrolling interests	9,397	7,056	1,294	(1,536)	16,211
Less: Net income from noncontrolling interests	317	19	6	-	342
Net income (loss) (3)	$9,080	7,037	1,288	(1,536)	15,869

2010
Net interest income (2)	$31,885	11,474	2,707	(1,309)	44,757
Provision for credit losses	13,807	1,920	334	(308)	15,753
Noninterest income	22,604	10,951	9,023	(2,125)	40,453
Noninterest expense	30,071	11,269	9,768	(652)	50,456
Income (loss) before income tax expense (benefit)	10,611	9,236	1,628	(2,474)	19,001
Income tax expense (benefit)	3,347	3,315	616	(940)	6,338
Net income (loss) before noncontrolling interests	7,264	5,921	1,012	(1,534)	12,663
Less: Net income from noncontrolling interests	274	20	7	-	301
Net income (loss) (3)	$6,990	5,901	1,005	(1,534)	12,362

2009
Net interest income (2)	$34,795	10,222	2,407	(1,100)	46,324
Provision for credit losses	17,866	3,648	460	(306)	21,668
Noninterest income	25,651	10,411	8,358	(2,058)	42,362
Noninterest expense	29,928	10,799	9,426	(1,133)	49,020
Income (loss) before income tax expense (benefit)	12,652	6,186	879	(1,719)	17,998
Income tax expense (benefit)	3,443	2,217	324	(653)	5,331
Net income (loss) before noncontrolling interests	9,209	3,969	555	(1,066)	12,667
Less: Net income from noncontrolling interests	331	35	26	-	392
Net income (loss) (3)	$8,878	3,934	529	(1,066)	12,275

2011
Average loans	$498.1	249.1	43.0	(33.1)	757.1
Average assets	755.7	428.1	152.2	(65.7)	1,270.3
Average core deposits	556.2	202.1	130.4	(62.0)	826.7

2010
Average loans	$530.1	230.5	43.0	(33.0)	770.6
Average assets	772.4	373.8	139.3	(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2	(55.6)	772.0

  Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
  Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
  Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.